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							     File Number:2-32773
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                January 3, 2012

                              Pioneer Value Fund

Supplement to the February 1, 2011 Summary Prospectus, as in effect and as may be amended from time to time

Fund summary

The following replaces the information in the "Management" chart:

Portfolio management  Edward T. Shadek, Jr., senior vice president of Pioneer
                      (portfolio manager of the fund since 2012). John Peckham, executive vice president of Pioneer and co-head of equity research - U.S. (portfolio manager of the fund since 2010).

                                                                  25363-00-0112
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC